Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined statutory tax rate	27.00%	27.00%	27.00%
Non-capital loss carry-forwards [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 12,391,000	$ 10,364,000
Operating Losses Carry Forwards [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 17,693,000	$ 15,287,000